Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $0 - Successor Company and $1 - Predecessor Company) (amortized cost of $20,986 - Successor Company and $13,137 - Predecessor Company)	$ 20,971	$ 14,875
Equity securities, at fair value	203	65
Mortgage loans (net of ACL of $12 - Successor Company and $17 - Predecessor Company)	2,131	2,092
Policy loans, at outstanding balance	1,484	1,452
Limited partnerships and other alternative investments	1,147	999
Other investments	26	24
Short-term investments	1,254	802
Total investments	27,216	20,309
Cash	49	40
Premiums receivable and agents’ balances, net	4	10
Reinsurance recoverables (net of ACL of $37 - Successor Company and $7 - Predecessor Company)	35,848	27,455
VOBA	479	586
Deferred income taxes, net	603	478
Goodwill and other intangible assets	161	40
Other assets	412	345
Separate account assets	111,592	109,625
Total assets	176,364	158,888
Liabilities
Reserve for future policy benefits	21,698	18,625
Other policyholder funds and benefits payable	32,622	25,307
Funds withheld liability	6,379	0
Other liabilities	1,920	2,146
Separate account liabilities	111,592	109,625
Total liabilities	174,211	155,703
Commitments and Contingencies
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,877	1,761
Accumulated other comprehensive (loss) income, net of tax	(10)	1,281
Retained earnings	280	137
Total stockholder’s equity	2,153	3,185
Total liabilities and stockholder’s equity	$ 176,364	$ 158,888